ASSETS HELD FOR SALE (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,358	$ 6,400	$ 5,838	$ 7,686
Inventories	19,126	16,501
Total current assets	32,972	29,382
Non-current assets:
Property, plant and equipment	39,621	33,311
Total non-current assets	65,906	60,003
Total assets	98,878	89,385
Current liabilities:
Total current liabilities	23,600	21,825
Non-current liabilities:
Other non-current liabilities	1,549	1,422
Total non-current liabilities	18,808	16,274
Total liabilities	42,408	$ 38,099
Assets and liabilities held for sale
Current assets:
Cash and cash equivalents	29
Trade accounts receivable, prepaid expenses and other current assets	50
Inventories	107
Total current assets	186
Non-current assets:
Property, plant and equipment	13
Total non-current assets	13
Total assets	199
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	99
Total current liabilities	99
Non-current liabilities:
Other non-current liabilities	4
Total non-current liabilities	4
Total liabilities	103
Assets and liabilities held for sale | Bosnia
Current assets:
Cash and cash equivalents	28
Trade accounts receivable, prepaid expenses and other current assets	33
Inventories	70
Total current assets	131
Non-current assets:
Property, plant and equipment	0
Total non-current assets	0
Total assets	131
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	58
Total current liabilities	58
Non-current liabilities:
Other non-current liabilities	2
Total non-current liabilities	2
Total liabilities	60
Assets and liabilities held for sale | AMTP
Current assets:
Cash and cash equivalents	1
Trade accounts receivable, prepaid expenses and other current assets	17
Inventories	37
Total current assets	55
Non-current assets:
Property, plant and equipment	13
Total non-current assets	13
Total assets	68
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	41
Total current liabilities	41
Non-current liabilities:
Other non-current liabilities	2
Total non-current liabilities	2
Total liabilities	$ 43